BORROWING (Details) - USD ($) $ in Millions			12 Months Ended
	Mar. 31, 2020	Mar. 12, 2020	Dec. 31, 2022	Sep. 29, 2022	Jun. 30, 2022	Jun. 17, 2022	Apr. 01, 2021	Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Increase to interest rate (as a percent)					0.50%
Trailing four fiscal quarter periods ending June 30, 2022, and September 30, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, minimum net sales requirement						$ 75.0
Each fiscal quarter thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, minimum net sales requirement						$ 90.0
Quarters ending June 30, 2022, and September 30, 2022
Disclosure of detailed information about borrowings [line items]
Increase to interest rate (as a percent)						0.50%
Interest rate (as a percent)						7.20%
Trailing four fiscal quarters periods ending September 30,2022
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, minimum net sales requirement			$ 75.0
Trailing four fiscal quarter periods ending December 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, minimum net sales requirement			90.0
Movantik | Each fiscal quarter starting the fiscal quarter ending June 30, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, minimum net sales requirement						$ 14.0
Movantik | Trailing four fiscal quarter periods ending December 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, minimum net sales requirement			$ 14.0
3-month LIBOR floor rate
Disclosure of detailed information about borrowings [line items]
Spread rate			4.80%
Interest rate (as a percent)								1.75%
3-month LIBOR floor rate | Quarters ending June 30, 2022, and September 30, 2022
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						1.75%
Fixed rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							6.70%	8.20%
Fixed rate | Quarters ending June 30, 2022, and September 30, 2022
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						7.20%
Fixed rate | Thereafter
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						6.70%
HCRM
Disclosure of detailed information about borrowings [line items]
Maturity term			6 years
Term, no principal payments required			3 years
Percentage of principal amount of term loan being repaid or prepaid			4.00%
Borrowing adjustment			$ 29.3
Restricted cash transferred to collateral bank account				$ 16.0
HCRM | Period from January 1, 2021, to December 31, 2029
Disclosure of detailed information about borrowings [line items]
Percentage of royalty income on net revenues			4.00%
HCRM | Period for trailing four quarters ending March 31, 2021
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			6.70%
HCRM | Fixed rate | Period from January 1, 2021, to December 31, 2029
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			8.20%
HCRM | Minimum | Period from January 1, 2021, to December 31, 2029
Disclosure of detailed information about borrowings [line items]
Spread rate			1.75%
HCRM | Maximum | Period from January 1, 2021, to December 31, 2029
Disclosure of detailed information about borrowings [line items]
Royalty income			$ 75.0
HCRM | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			16.50%
HCRM | Credit Agreement
Disclosure of detailed information about borrowings [line items]
Term loan received		$ 30.0
HCRM | Credit Agreement, second tranche
Disclosure of detailed information about borrowings [line items]
Term loan received	$ 50.0